EML-Q3

Quarterly Report
July 31, 2026
MFS®  Emerging Markets Debt Local Currency Fund

Portfolio of Investments
7/31/26 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer		Shares/Par	Value ($)
Bonds – 90.2%
Brazil – 5.4%
Federative Republic of Brazil, 10%, 1/01/2029	BRL	108,571,000	$19,809,365
Federative Republic of Brazil, 10%, 1/01/2031		37,316,000	6,383,615
Federative Republic of Brazil, 10%, 1/01/2035		16,210,000	2,520,106
			$28,713,086
Chile – 1.7%
AES Andes S.A., 6.25%, 3/14/2032 (n)		$1,064,000	$1,094,216
Banco Santander Chile, 4.55%, 11/20/2030 (n)		929,000	907,540
Republic of Chile, 5.8%, 10/01/2029 (n)	CLP	6,550,000,000	7,149,181
			$9,150,937
China – 7.3%
China Development Bank, 2%, 4/12/2027	CNY	23,920,000	$3,559,616
China Development Bank, 2.26%, 7/19/2034		77,310,000	11,895,726
People's Republic of China, 2.04%, 2/25/2027		81,740,000	12,180,052
People's Republic of China, 1.92%, 7/15/2045		77,300,000	11,104,402
			$38,739,796
Colombia – 9.0%
Empresas Publicas de Medellin E.S.P. (Republic of Colombia), 8.375%, 11/08/2027 (n)	COP	4,009,000,000	$1,184,524
Republic of Colombia, 11%, 8/22/2029		17,799,300,000	5,423,133
Republic of Colombia, 7%, 3/26/2031		42,089,600,000	10,909,075
Republic of Colombia, 7.25%, 10/18/2034		27,151,600,000	6,459,630
Republic of Colombia, 6.25%, 7/09/2036		27,982,600,000	5,978,571
Republic of Colombia, 12.75%, 11/28/2040		9,807,000,000	3,248,919
Republic of Colombia, 11.5%, 7/25/2046		7,203,600,000	2,191,501
Republic of Colombia, 7.25%, 10/26/2050		16,631,000,000	3,312,157
Republic of Colombia, “B”, 7.75%, 9/18/2030		33,604,800,000	9,074,517
			$47,782,027
Czech Republic – 3.8%
Czech Republic, 4.5%, 11/11/2032	CZK	112,470,000	$5,300,293
Czech Republic, 2%, 10/13/2033		191,230,000	7,573,712
Czech Republic, 3.5%, 5/30/2035		175,140,000	7,529,284
			$20,403,289
Egypt – 0.8%
Arab Republic of Egypt, 0%, 8/04/2026	EGP	51,200,000	$1,000,977
Arab Republic of Egypt, 0%, 10/20/2026		119,275,000	2,215,652
Arab Republic of Egypt, 0%, 12/29/2026		45,500,000	807,510
			$4,024,139
Guatemala – 0.2%
Central American Bottling Corp., 5.25%, 4/27/2029 (n)		$626,000	$612,073
Central American Bottling Corp., 5.25%, 4/27/2029		550,000	537,764
			$1,149,837
Hungary – 2.6%
Republic of Hungary, 6.75%, 7/23/2031	HUF	2,294,990,000	$7,619,414
Republic of Hungary, 6.25%, 9/23/2037		1,086,080,000	3,625,110
Republic of Hungary, 3%, 10/27/2038		1,135,760,000	2,781,589
			$14,026,113

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
India – 4.3%
Republic of India, 7.18%, 7/24/2037	INR	377,700,000	$4,040,707
Republic of India, 7.23%, 4/15/2039		1,169,010,000	12,503,035
Republic of India, 7.36%, 9/12/2052		159,200,000	1,640,627
Republic of India, 7.3%, 6/19/2053		462,790,000	4,735,130
			$22,919,499
Indonesia – 8.3%
Republic of Indonesia, 5.875%, 3/15/2031	IDR	472,850,000,000	$24,776,772
Republic of Indonesia, 6.375%, 4/15/2032		139,540,000,000	7,360,905
Republic of Indonesia, 6.75%, 7/15/2035		143,546,000,000	7,610,475
Republic of Indonesia, 7.125%, 6/15/2038		9,436,000,000	509,723
Republic of Indonesia, 8.375%, 4/15/2039		65,057,000,000	3,909,458
			$44,167,333
Jamaica – 0.3%
Government of Jamaica, 9.625%, 11/03/2030	JMD	206,000,000	$1,355,949
Kazakhstan – 1.0%
Baiterek National Investment Holding JSC (Republic of Kazakhstan), 5.45%, 5/08/2028 (n)		$1,647,000	$1,653,174
Development Bank of Kazakhstan JSC, 18.4%, 10/16/2028 (n)	KZT	391,500,000	855,920
Development Bank of Kazakhstan JSC, 16.95%, 5/08/2029 (n)		1,410,000,000	2,996,852
			$5,505,946
Malaysia – 4.6%
Federation of Malaysia, 3.582%, 7/15/2032	MYR	66,129,000	$16,135,431
Federation of Malaysia, 4.065%, 6/15/2050		33,523,000	8,176,433
			$24,311,864
Mexico – 11.0%
America Movil S.A.B. de C.V., 10.125%, 1/22/2029	MXN	33,690,000	$2,020,848
Eagle Funding LuxCo S.à r.l. (United Mexican States), 5.5%, 8/17/2030 (n)		$895,000	893,434
Petroleos Mexicanos, 7.47%, 11/12/2026	MXN	10,559,900	607,775
Red de Carreteras de Occidente SAPIB de C.V., 9%, 6/10/2028 (n)		2,946,000	171,447
United Mexican States, 7.75%, 5/29/2031		552,300,000	30,971,786
United Mexican States, 7.5%, 5/26/2033		112,500,000	6,033,864
United Mexican States, 7.75%, 11/23/2034		336,600,000	17,945,651
			$58,644,805
Nigeria – 1.3%
Federal Republic of Nigeria, 0%, 8/11/2026	NGN	2,475,746,000	$1,806,010
Federal Republic of Nigeria, 0%, 9/22/2026		2,852,493,000	2,031,889
Federal Republic of Nigeria, 0%, 10/20/2026		2,847,503,000	1,998,846
Federal Republic of Nigeria, 0%, 10/27/2026		1,465,861,000	1,025,372
			$6,862,117
Paraguay – 0.5%
Republic of Paraguay, 8.5%, 3/04/2035 (n)	PYG	7,712,000,000	$1,247,020
Republic of Paraguay, 8.5%, 3/04/2035		9,673,000,000	1,564,110
			$2,811,130
Peru – 3.2%
Corporacion Financiera de Desarrollo S.A. (Republic of Peru), 5.5%, 5/06/2030 (n)		$996,000	$1,003,550
Kallpa Generacion S.A., 5.875%, 1/30/2032 (n)		896,000	909,664
Republic of Peru, 6.85%, 8/12/2035	PEN	36,699,000	11,338,705
Republic of Peru, 6.9%, 8/12/2037		8,656,000	2,606,124
San Miguel Industrias PET S.A., 3.75%, 8/02/2028 (n)		$945,000	901,766
			$16,759,809

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Poland – 7.6%
Republic of Poland, 4.5%, 7/25/2030	PLN	17,029,000	$4,487,815
Republic of Poland, 1.25%, 10/25/2030		44,875,000	10,336,655
Republic of Poland, 1.75%, 4/25/2032		52,805,000	11,708,899
Republic of Poland, 5%, 10/25/2034		15,905,000	4,094,382
Republic of Poland, 5%, 10/25/2035		37,814,000	9,635,819
			$40,263,570
Romania – 3.1%
Republic of Romania, 6.3%, 4/25/2029	RON	5,445,000	$1,186,437
Republic of Romania, 8%, 4/29/2030		33,220,000	7,593,642
Republic of Romania, 7.5%, 7/27/2033		16,450,000	3,741,399
Republic of Romania, 7.1%, 7/31/2034		16,525,000	3,684,273
			$16,205,751
Saudi Arabia – 0.2%
STC Sukuk Co. II Ltd. (Kingdom of Saudi Arabia), 4.489%, 1/15/2031 (n)		$1,081,000	$1,051,112
South Africa – 7.2%
Republic of South Africa, 8.875%, 2/28/2035	ZAR	26,955,000	$1,658,341
Republic of South Africa, 8.5%, 1/31/2037		13,473,000	793,651
Republic of South Africa, 9%, 1/31/2040		198,394,000	11,806,764
Republic of South Africa, 8.75%, 1/31/2044		349,999,000	20,164,663
Republic of South Africa, 11.625%, 3/31/2053		40,263,849	3,006,593
Transnet SOC Ltd. (Republic of South Africa), 13.5%, 4/18/2028		14,800,000	930,707
			$38,360,719
Supranational – 3.9%
African Development Bank, 0%, 4/05/2046	ZAR	64,700,000	$721,060
Asian Infrastructure Investment Bank, 7%, 1/23/2032	INR	94,400,000	955,625
Asian Infrastructure Investment Bank, 6.65%, 6/30/2033		339,800,000	3,387,589
European Bank for Reconstruction and Development, 6.875%, 7/30/2031		296,200,000	2,991,926
European Bank for Reconstruction and Development, 6.75%, 1/13/2032		94,000,000	941,201
European Investment Bank, 7.4%, 10/23/2033		298,200,000	3,131,082
Inter-American Development Bank, 7.35%, 10/06/2030		438,000,000	4,515,023
International Bank for Reconstruction & Development, 6.5%, 2/14/2033		224,500,000	2,241,047
International Bank for Reconstruction & Development, 0%, 5/29/2035	ZAR	59,140,000	1,725,680
			$20,610,233
Thailand – 2.0%
Kingdom of Thailand, 2%, 6/17/2042	THB	41,119,000	$1,115,570
Kingdom of Thailand, 3.45%, 6/17/2043		302,406,000	9,649,684
			$10,765,254
Uruguay – 0.7%
Oriental Republic of Uruguay, 8.5%, 3/15/2028	UYU	99,603,000	$2,540,859
Oriental Republic of Uruguay, 8.25%, 5/21/2031		49,248,000	1,273,563
			$3,814,422
Uzbekistan – 0.2%
Navoi Mining & Metallurgical Co. (Republic of Uzbekistan), 6.7%, 10/17/2028 (n)		$785,000	$800,498
Total Bonds			$479,199,235

Portfolio of Investments (unaudited) – continued
Underlying/Expiration Date/Exercise Price (Rate)	Counterparty	Notional Amount	Par Amount/ Number of Contracts	Value ($)
Purchased Options – 0.2%
Currency Options – 0.1%
Call - ZAR versus USD – 5/13/2027 @ ZAR 16.95	Citibank N.A.	ZAR 97,349,000	—	$211,376
Put - PLN versus USD – 7/12/2027 @ PLN 4.11	Barclays Bank PLC	PLN 16,521,000	—	30,441
Put - ZAR versus USD – 5/13/2027 @ ZAR 16.96	Citibank N.A.	ZAR 97,349,000	—	229,195
				$471,012
Equity ETFs – 0.1%
Put - iShares MSCI Emerging Markets ETF – 12/18/2026 @ $61	Goldman Sachs International	$10,895,300	1,700	$484,500
Total Purchased Options				$955,512

Issuer	Shares/Par
Mutual Funds (h) – 6.9%
Money Market Funds – 6.9%
MFS Institutional Money Market Portfolio, 3.73% (v)	36,465,493	$36,472,786
Written Options (see table below) – (0.0)%		$(202,300)

Other Assets, Less Liabilities – 2.7%		14,746,246
Net Assets – 100.0%		$531,171,479

(h)
An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $36,472,786 and
$480,154,747, respectively.

(n)
Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $23,431,971, representing 4.4% of net assets.

(v)
Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the
annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:
BUBOR	Budapest Interbank Offered Rate
BZDIOVRA	Brazil Interbank Deposit Rate
ETF	Exchange-Traded Fund
EURIBOR	Euro Interbank Offered Rate
MIBOR	Mumbai Inter-Bank Offer Rate
WIBOR	Warsaw Interbank Offered Rate

Abbreviations indicate amounts shown in currencies other than the U.S. dollar. All amounts are stated in U.S. dollars unless otherwise indicated. A list of abbreviations is shown below:
ARS	Argentine Peso
BRL	Brazilian Real
CAD	Canadian Dollar
CLP	Chilean Peso
CNH	Chinese Yuan Renminbi (Offshore)
CNY	China Yuan Renminbi
COP	Colombian Peso
CZK	Czech Koruna
EGP	Egypt Pound
EUR	Euro
HKD	Hong Kong Dollar
HUF	Hungarian Forint
IDR	Indonesian Rupiah
ILS	Israeli Shekel
INR	Indian Rupee
JMD	Jamaican Dollar
KZT	Kazakhstani Tenge
MXN	Mexican Peso

Portfolio of Investments (unaudited) – continued
MYR	Malaysian Ringgit
NGN	Nigerian Naira
PEN	Peruvian Nuevo Sol
PHP	Philippine Peso
PLN	Polish Zloty
PYG	Paraguayan Guarani
RON	Romanian New Leu
RSD	Serbian Dinar
SGD	Singapore Dollar
THB	Thai Baht
TRY	Turkish Lira
TWD	Taiwan Dollar
UYU	Uruguayan Peso
ZAR	South African Rand

Derivative Contracts at 7/31/26
Written Options
Underlying	Counterparty	Par Amount/ Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Value

Liability Derivatives
Equity ETFs
Put - iShares MSCI Emerging Markets ETF	Goldman Sachs International	(1,700)	$(10,895,300)	$48.00	12/18/2026	$(202,300)

Forward Foreign Currency Exchange Contracts
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
Asset Derivatives
BRL	9,787,997	USD	1,901,049	Barclays Bank PLC	8/04/2026	$29,846
BRL	116,027,689	USD	22,689,367	Barclays Bank PLC	8/06/2026	187,819
BRL	32,617,000	USD	6,385,139	Citibank N.A.	8/04/2026	49,273
BRL	3,253,459	USD	640,785	Deutsche Bank AG	8/04/2026	1,030
BRL	16,509,390	USD	3,220,716	Goldman Sachs International	8/04/2026	36,120
BRL	21,489,500	USD	4,232,466	JPMorgan Chase Bank N.A.	8/04/2026	6,805
BRL	80,771,688	USD	15,696,929	Merrill Lynch International	8/31/2026	125,636
CAD	1,926,340	USD	1,376,524	Barclays Bank PLC	10/16/2026	2,067
CAD	4,128,838	USD	2,947,960	JPMorgan Chase Bank N.A.	10/16/2026	6,854
CLP	8,703,405,000	USD	9,302,187	Citibank N.A.	10/28/2026	66,068
CNH	138,971,607	USD	20,651,436	Barclays Bank PLC	10/16/2026	34,481
COP	22,179,867,187	USD	6,400,384	Citibank N.A.	8/04/2026	629,640
COP	3,539,658,000	USD	1,083,458	Deutsche Bank AG	8/04/2026	38,455
COP	15,880,118,527	USD	4,884,336	Goldman Sachs International	8/04/2026	148,950
COP	44,704,939,986	USD	13,937,367	JPMorgan Chase Bank N.A.	8/04/2026	232,097
COP	10,583,164,000	USD	3,044,639	Merrill Lynch International	8/04/2026	309,750
CZK	98,402,670	USD	4,640,103	Citibank N.A.	10/16/2026	48,309
EUR	2,905,294	USD	3,333,934	HSBC Bank	10/16/2026	25,963
INR	137,398,019	USD	1,430,931	Barclays Bank PLC	10/09/2026	830
MYR	1,875,470	USD	459,505	Barclays Bank PLC	10/15/2026	417
PLN	2,595,632	USD	684,203	Goldman Sachs International	10/16/2026	10,604
PLN	17,528,581	USD	4,628,817	HSBC Bank	10/16/2026	63,291
PYG	3,221,401,712	USD	527,234	Citibank N.A.	10/19/2026	8,920
RON	712,259	USD	154,779	Barclays Bank PLC	10/16/2026	1,099
RON	24,171,903	USD	5,253,573	Deutsche Bank AG	10/16/2026	36,446
RSD	170,477,107	USD	1,659,791	Deutsche Bank AG	10/16/2026	12,028
THB	186,248,000	USD	5,567,569	Barclays Bank PLC	10/15/2026	22,185

Portfolio of Investments (unaudited) – continued
Forward Foreign Currency Exchange Contracts − continued
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
Asset Derivatives − continued
TRY	367,139,107	USD	7,249,181	Merrill Lynch International	10/16/2026	$16,955
ZAR	24,794,072	USD	1,473,730	State Street Corp.	10/16/2026	18,485
USD	5,173,658	CLP	4,732,480,378	Citibank N.A.	8/14/2026	83,344
USD	2,849,511	CLP	2,575,129,351	Goldman Sachs International	8/14/2026	79,670
USD	2,696,242	CLP	2,485,735,174	JPMorgan Chase Bank N.A.	8/14/2026	22,554
USD	2,894,122	CLP	2,600,832,060	Merrill Lynch International	8/14/2026	96,636
USD	2,472,943	CLP	2,219,961,000	Merrill Lynch International	10/13/2026	83,850
USD	7,054,351	COP	22,179,867,187	Citibank N.A.	8/04/2026	24,328
USD	1,125,795	COP	3,539,658,000	Deutsche Bank AG	8/04/2026	3,882
USD	5,050,703	COP	15,880,118,527	Goldman Sachs International	8/04/2026	17,417
USD	14,218,495	COP	44,704,939,986	JPMorgan Chase Bank N.A.	8/04/2026	49,032
USD	3,365,996	COP	10,583,164,000	Merrill Lynch International	8/04/2026	11,608
USD	16,275,423	HKD	127,223,354	HSBC Bank	10/16/2026	13,784
USD	2,256,891	HUF	709,298,739	Deutsche Bank AG	10/16/2026	21,758
USD	5,312,057	HUF	1,665,443,952	Goldman Sachs International	10/16/2026	63,931
USD	2,661,020	ILS	8,073,910	Goldman Sachs International	10/16/2026	12,869
USD	286,340	MYR	1,166,551	Barclays Bank PLC	10/15/2026	267
USD	1,107,823	UYU	44,866,828	Citibank N.A.	10/19/2026	2,184
USD	531,532	ZAR	8,759,607	Barclays Bank PLC	10/16/2026	4,341
USD	2,645,548	ZAR	43,919,077	Deutsche Bank AG	10/16/2026	2,307
						$2,764,185
Liability Derivatives
ARS	1,975,600,752	USD	1,272,939	Citibank N.A.	10/20/2026	$(5,650)
CLP	2,522,874,962	USD	2,829,261	JPMorgan Chase Bank N.A.	8/14/2026	(115,626)
COP	4,497,635,124	USD	1,430,482	Barclays Bank PLC	8/04/2026	(4,933)
COP	12,756,969,670	USD	4,057,381	Citibank N.A.	8/04/2026	(13,992)
COP	10,263,020,958	USD	3,264,174	Deutsche Bank AG	8/04/2026	(11,256)
COP	69,370,121,947	USD	22,063,305	Goldman Sachs International	8/04/2026	(76,085)
EUR	3,443,947	USD	3,983,908	JPMorgan Chase Bank N.A.	10/16/2026	(1,073)
HKD	3,716,116	USD	475,152	State Street Corp.	10/16/2026	(159)
HUF	203,031,255	USD	640,640	Goldman Sachs International	10/16/2026	(851)
HUF	1,882,910,600	USD	5,955,124	HSBC Bank	10/16/2026	(21,720)
IDR	83,900,649,754	USD	4,643,322	Goldman Sachs International	10/28/2026	(16,788)
INR	2,110,209,876	USD	22,071,016	Merrill Lynch International	10/09/2026	(81,494)
MYR	139,248,785	USD	34,280,843	Barclays Bank PLC	10/15/2026	(132,826)
PHP	174,381,489	USD	2,861,293	Citibank N.A.	8/04/2026	(12,866)
THB	993,009,596	USD	29,810,261	JPMorgan Chase Bank N.A.	10/15/2026	(7,635)
TRY	119,900,375	USD	2,197,386	Citibank N.A.	1/15/2027	(1,060)
TRY	36,908,288	USD	730,563	HSBC Bank	10/16/2026	(103)
TWD	352,204,111	USD	10,986,466	Merrill Lynch International	10/15/2026	(41,538)
UYU	73,500,791	USD	1,818,426	Citibank N.A.	10/19/2026	(7,170)
ZAR	8,805,151	USD	535,560	Deutsche Bank AG	10/16/2026	(5,628)
ZAR	11,910,578	USD	720,751	Merrill Lynch International	10/16/2026	(3,921)
ZAR	8,723,859	USD	525,563	State Street Corp.	10/16/2026	(523)
USD	1,900,322	BRL	9,787,997	Barclays Bank PLC	8/04/2026	(30,573)
USD	2,622,786	BRL	13,399,000	Barclays Bank PLC	8/06/2026	(19,096)
USD	6,354,830	BRL	32,617,000	Citibank N.A.	8/04/2026	(79,582)
USD	635,908	BRL	3,253,459	Deutsche Bank AG	8/04/2026	(5,907)
USD	3,251,608	BRL	16,509,390	Goldman Sachs International	8/04/2026	(5,228)
USD	3,200,735	BRL	16,509,390	Goldman Sachs International	8/31/2026	(33,330)
USD	4,116,486	BRL	21,489,500	JPMorgan Chase Bank N.A.	8/04/2026	(122,784)
USD	20,090,381	BRL	102,628,688	Merrill Lynch International	8/06/2026	(144,922)

Portfolio of Investments (unaudited) – continued
Forward Foreign Currency Exchange Contracts − continued
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
Liability Derivatives − continued
USD	7,004,557	CAD	9,816,649	Merrill Lynch International	10/16/2026	$(20,755)
USD	1,030,463	CNH	6,938,172	State Street Corp.	10/16/2026	(2,284)
USD	1,303,160	COP	4,497,635,124	Barclays Bank PLC	8/04/2026	(122,389)
USD	3,534,671	COP	12,756,969,670	Citibank N.A.	8/04/2026	(508,718)
USD	2,733,977	COP	10,263,020,958	Deutsche Bank AG	8/04/2026	(518,941)
USD	18,868,737	COP	69,370,121,947	Goldman Sachs International	8/04/2026	(3,118,484)
USD	3,373,840	COP	11,060,629,527	Goldman Sachs International	10/30/2026	(63,459)
USD	13,635,541	COP	44,704,939,986	JPMorgan Chase Bank N.A.	10/30/2026	(257,361)
USD	1,671,980	CZK	35,146,760	State Street Corp.	10/16/2026	(2,594)
USD	309,157	EGP	16,317,281	Citibank N.A.	10/19/2026	(154)
USD	2,490,886	EUR	2,180,560	Goldman Sachs International	10/16/2026	(30,874)
USD	12,781,362	EUR	11,131,922	Merrill Lynch International	10/16/2026	(92,417)
USD	1,238,764	EUR	1,085,494	NatWest Markets PLC	10/16/2026	(16,581)
USD	1,310,473	IDR	23,847,888,358	Citibank N.A.	10/28/2026	(4,572)
USD	4,789,954	IDR	87,223,775,620	Goldman Sachs International	10/28/2026	(19,827)
USD	522,203	INR	50,705,926	JPMorgan Chase Bank N.A.	10/09/2026	(6,180)
USD	7,748,162	INR	747,876,750	Merrill Lynch International	10/09/2026	(45,116)
USD	1,287,372	KZT	665,056,276	Citibank N.A.	10/13/2026	(80,032)
USD	2,240,918	KZT	1,157,449,023	Goldman Sachs International	10/13/2026	(138,881)
USD	502,035	MXN	8,761,505	State Street Corp.	10/16/2026	(777)
USD	9,958,466	MXN	175,445,741	UBS AG	10/16/2026	(110,150)
USD	459,398	MYR	1,877,789	Barclays Bank PLC	10/15/2026	(1,093)
USD	2,016,120	PEN	6,899,929	Citibank N.A.	10/22/2026	(7,714)
USD	2,825,961	PHP	174,381,489	Citibank N.A.	8/04/2026	(22,465)
USD	10,843,590	SGD	13,925,989	HSBC Bank	10/16/2026	(72,104)
USD	14,701,207	THB	489,850,090	Barclays Bank PLC	10/15/2026	(382)
USD	397,044	THB	13,299,158	JPMorgan Chase Bank N.A.	10/15/2026	(2,096)
USD	533,184	TWD	17,213,859	Merrill Lynch International	10/15/2026	(1,745)
USD	1,046,978	UYU	42,523,000	Citibank N.A.	10/19/2026	(903)
USD	664,907	ZAR	11,066,069	Goldman Sachs International	10/16/2026	(1,097)
USD	3,770,362	ZAR	63,867,166	State Street Corp.	10/16/2026	(73,440)
						$(6,347,904)

Futures Contracts
Description	Long/ Short	Currency	Contracts	Notional Amount	Expiration Date	Value/Unrealized Appreciation (Depreciation)
Asset Derivatives
Interest Rate Futures
Euro-Bobl 5 yr	Short	EUR	49	$6,432,455	September – 2026	$60,906
U.S. Treasury Note 5 yr	Short	USD	166	17,592,109	September – 2026	108,934
U.S. Treasury Ultra Note 10 yr	Short	USD	86	9,434,469	September – 2026	113,230
						$283,070

Portfolio of Investments (unaudited) – continued
Cleared Swap Agreements
Maturity Date		Notional Amount	Counterparty	Cash Flows to Receive/ Frequency	Cash Flows to Pay/ Frequency	Unrealized Appreciation (Depreciation)	Net Unamortized Upfront Payments (Receipts)	Value
Asset Derivatives
Interest Rate Swaps
12/20/33	HUF	2,205,927,000	centrally cleared	6.05% / Annually	BUBOR / Semi-annually	$263,150	$—	$263,150
9/16/31	INR	676,460,000	centrally cleared	6.61% / Semi-annually	MIBOR / Semi-annually	54,756	—	54,756
12/17/31	PLN	25,387,000	centrally cleared	WIBOR / Semi-annually	3.9678% / Annually	143,797	—	143,797
						$461,703	$—	$461,703
Liability Derivatives
Interest Rate Swaps
1/02/29	BRL	24,545,000	centrally cleared	13.03% / At Maturity	Daily BZDIOVRA / At Maturity	$(66,670)	$—	$(66,670)
1/02/29	BRL	30,348,000	centrally cleared	12.98% / At Maturity	Daily BZDIOVRA / At Maturity	(88,785)	2,353	(86,432)
1/02/31	BRL	124,670,000	centrally cleared	12.96% / At Maturity	Daily BZDIOVRA / At Maturity	(666,746)	(4,716)	(671,462)
12/17/31	EUR	5,860,000	centrally cleared	2.9435% / Annually	EURIBOR 6M / Semi-anually	(55,459)	—	(55,459)
						$(877,660)	$(2,363)	$(880,023)
At July 31, 2026, the fund had cash collateral of $6,722,520 to cover any collateral or margin obligations for certain derivative contracts.
See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information
7/31/26 (unaudited)
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial
Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(1) Investment Valuations
Subject to its oversight, the fund's Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments to MFS as the fund's adviser, pursuant to the fund’s valuation policy and procedures which have been adopted by the adviser and approved by the Board. In accordance with Rule 2a-5 under the Investment Company Act of 1940, the Board of Trustees designated the adviser as the “valuation designee” of the fund. If the adviser, as valuation designee, determines that reliable market quotations are not readily available for an investment, the investment is valued at fair value as determined in good faith by the adviser in accordance with the adviser’s fair valuation policy and procedures.
Under the fund's valuation policy and procedures, debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Exchange-traded options are generally valued at the last sale or official closing price on their primary exchange as provided by a third-party pricing service. Exchange-traded options for which there were no sales reported that day are generally valued at the last daily bid quotation on their primary exchange as provided by a third-party pricing service. For put options, the position may be valued at the last daily ask quotation if there are no trades reported during the day. Options not traded on an exchange are generally valued at a broker/dealer bid quotation. Foreign currency options are generally valued at valuations provided by a third-party pricing service. Futures contracts are generally valued at last posted settlement price on their primary exchange as provided by a third-party pricing service. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation on their primary exchange as provided by a third-party pricing service. Forward foreign currency exchange contracts are generally valued at the mean of bid and asked prices for the time period interpolated from rates provided by a third-party pricing service for proximate time periods. Swap agreements are generally valued using valuations provided by a third-party pricing service, which for cleared swaps includes an evaluation of any trading activity at the clearinghouses. Open-end investment companies are generally valued at net asset value per share. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
Under the fund’s valuation policy and procedures, market quotations are not considered to be readily available for debt instruments, floating rate loans, and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services or otherwise determined by the adviser in accordance with the adviser’s fair valuation policy and procedures. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, spreads and other market data. Pricing services generally value debt instruments assuming orderly transactions of institutional round lot sizes, but a fund may hold or transact in such securities in smaller, odd lot sizes. In instances where a fund holds an odd lot size position in a debt instrument, such position will typically be valued using the pricing agent’s institutional round lot price for the debt instrument. Odd lots may trade at lower prices than institutional round lots, and the fund may receive different prices when it sells odd lot positions than it would receive for sales of institutional round lot positions. An investment may also be valued at fair value if the adviser determines that the investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes significant unobservable inputs, which may include the adviser's own assumptions in determining the fair value of

Supplemental Information (unaudited) – continued
investments. Other financial instruments are derivative instruments, such as futures contracts, forward foreign currency exchange contracts, swap agreements, and written options. The following is a summary of the levels used as of July 31, 2026 in valuing the fund's assets and liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Non - U.S. Sovereign Debt	$—	$470,859,394	$—	$470,859,394
Foreign Bonds	—	8,339,841	—	8,339,841
Purchased Options	—	955,512	—	955,512
Investment Companies	36,472,786	—	—	36,472,786
Total	$36,472,786	$480,154,747	$—	$516,627,533
Other Financial Instruments
Futures Contracts – Assets	$283,070	$—	$—	$283,070
Forward Foreign Currency Exchange Contracts – Assets	—	2,764,185	—	2,764,185
Forward Foreign Currency Exchange Contracts – Liabilities	—	(6,347,904)	—	(6,347,904)
Swap Agreements – Assets	—	461,703	—	461,703
Swap Agreements – Liabilities	—	(880,023)	—	(880,023)
Written Options - Liabilities	—	(202,300)	—	(202,300)
For further information regarding security characteristics, see the Portfolio of Investments.
(2) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. The following were affiliated issuers for the period ended July 31, 2026:

Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$26,170,367	$278,756,181	$268,451,673	$(4,152)	$2,063	$36,472,786

Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$1,189,302	$—
(3) Issuer Country Weightings
Issuer country weighting percentages of portfolio holdings based on net assets, as of July 31, 2026, are as follows:
Mexico	11.2%
Brazil	9.7%
Colombia	9.5%
Indonesia	8.5%
China	7.3%
South Africa	7.3%
Poland	6.4%
India	5.7%
Supranational	5.3%
Other Countries	29.1%
The issuer country weighting percentages include both accrued interest amounts and the equivalent exposure from any derivative holdings, if applicable.